UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C.

Form ABS-15G/A

Amendment No. 1

ASSET–BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17CFR 240.15Ga-1(c)(2)) for the reporting period

January 1, 2012 to March 31, 2012

Date of Report (Date of earliest event reported) May 14, 2012

PNC Bank, National Association

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 025-00973

Central Index Key Number of securitizer: 0001008932

Melanie Jenks, Assistant Vice President 412-762-2000

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15GA-1 (c) (1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15GA-1 (c) (2) (i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15GA-1 (c) (2) (ii)  ☐

EXPLANATORY NOTE

This amended Form ABS-15G/A is being filed by PNC Bank, National Association to replace the Form ABS-15G initially filed on May 14, 2012 in its entirety. The initial filing mistakenly included only information regarding asset-backed securities secured by credit card receivables.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1according to the requirements of Rule 15Ga-1(c)(2) for the quarterly period ended March 31, 2012 are attached to this report as Exhibit 99.1 and incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 14, 2012	PNC Bank, National Association

	By:	/s/ Todd Chamberlain
	Name:	Todd Chamberlain
	Title:	Chief Operating Officer PNC Mortgage

	By:	/s/ Harry J. Funk
	Name:	Harry J. Funk
	Title:	Executive Vice President

	By:	/s/ Andrew D. Widner
	Name:	Andrew D. Widner
	Title:	Vice President

EXHIBIT INDEX

Number	Description	Method of Filing
99.1	ABS-15G Table	Filed herewith

Exhibit 99.1
January 1, 2012 to March 31, 2012
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class Residential Mortgages
Citigroup Mortgage Loan Trust Inc. Mortgage Pass-Through Certificates, Series 2004-NCM1 CIK: 00001296049	X	National City Mortgage Co.	3,046	$482,464,531	100%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Total			3,046	$482,464,531	100%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
0001301781 Citigroup Mortgage Loan Trust Inc. Mortgage Pass-Through Certificates, Series 2004-NCM2 CIK: 0001301781	X	National City Mortgage Co.	3,679	$555,449,299	100%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Total			3,679	$555,449,299	100%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
National City Mortgage Capital Trust 2008-1 Mortgage Pass –Through Certificates Series 2008-1(1) CIK: 0001425796	X	National City Mortgage Co.	569	$385,476,284	100%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Total			569	$385,476,284	100%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Ginnie Mae(2)
GNMA Pool 676746 (3)		PNC Bank, NA	452	$90,960,881	100%	1	$115,683	0.2%	1	$115,683	0.2%	0	0	0	0	0	0	0	0	0	0	0	0
GNMA Pool 745601 (3)		RBC Bank	52	$8,345,128	100%	1	$166,102	2%	1	$166,102	2%	0	0	0	0	0	0	0	0	0	0	0	0
GNMA Pool 751932 (3)		PNC Bank, N.A.	405	$73,776,993	100%	1	$190,975	0.3%	1	$190,975	0.3%	0	0	0	0	0	0	0	0	0	0	0	0
GNMA Pool 790451 (3)		PNC Bank, N.A.	59	$7,145,145	100%	1	$42,254	0.6%	1	$42,254	0.6%	0	0	0	0	0	0	0	0	0	0	0	0
GNMA Pool 862479 (3)		PNC Bank, N.A.	2	$221,561	100%	1	$71,501	56%	1	$71,501	56%	0	0	0	0	0	0	0	0	0	0	0	0
GNMA Pool 879652 (3)		PNC Bank, N.A.	13	$1,645,801	100%	1	$126,712	9.3%	1	$126,712	9.3%	0	0	0	0	0	0	0	0	0	0	0	0
GNMA Pool 879653 (3)		PNC Bank, N.A.	1	$194,880	100%	1	$166,643	100%	1	$166,643	100%	0	0	0	0	0	0	0	0	0	0	0	0
GNMA Pool 880853 (3)		PNC Bank, N.A.	3	$357,569	100%	1	$142,892	48%	1	$142,892	48%	0	0	0	0	0	0	0	0	0	0	0	0
GNMA Pool 886443 (3)		PNC Bank, N.A.	27	$3,892,429	100%	1	$174,634	6%	1	$174,634	6%	0	0	0	0	0	0	0	0	0	0	0	0
GNMA Pool 886494 (3)		PNC Bank, N.A.	20	$2,333,104	100%	1	$141,379	8%	1	$141,379	8%	0	0	0	0	0	0	0	0	0	0	0	0
GNMA Pool 887168 (3)		PNC Bank, NA	47	$5,125,960	100%	1	$76,737	1.8%	1	$76,737	1.8%	0	0	0	0	0	0	0	0	0	0	0	0
GNMA Pool 887253 (3)		PNC Bank, N.A.	11	$1,646,466	100%	1	$158,208	11%	1	$158,208	11%	0	0	0	0	0	0	0	0	0	0	0	0
Total Residential Mortgage			8,368	$1,619,036,031		12	$1,573,720		12	$1,573,720		0	0	0	0	0	0	0	0	0	0	0	0
Asset Class Commercial Mortgages
CMAC 1998-C1 CIK: 0001067260	X	Morgan Stanley Mortgage Capital Inc.	142	$520,570,754	49.1
		PNC Bank, National Association	109	$347,188,648	32.7	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Residential Funding Corporation	71	$193,330,598	18.2
Total			322		100.0
CMAC 1998-C2 CIK: 0001071340	X	Midland Loan Services, Inc.	119	$396,104,910	13.7	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Merrill Lynch Mortgage Capital Inc.	228	$1,994,980,936	69.0
		Greenwich Capital Financial Products, Inc.	165	$503,082,149	17.4
Total			512		100.0
CMAC 1999-C1 CIK: 0001091912	X	Midland Loan Services, Inc.	114	$289,851,756	39.5	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Residential Funding Corporation	89	$250,226,453	34.1
		CIBC Inc.	39	$193,723,705	26.4
Total			242		100.0
PNCMAC 1999-CM1 CIK: 0001100093	X	Midland Loan Services, Inc.	143	$422,790,331	55.6	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial, Inc.	64	$337,623,934	44.4
Total			207		100.0
PNCMAC 2000-C1 CIK: 0001117475	X	CIBC, Inc.	58	$229,894,109	28.7
		Midland Loan Services, Inc.	107	$418,935,955	52.3	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Residential Funding Corporation	59	$152,194,706	19.0
Total			224		100.0
PNCMAC 2000-C2 CIK: 0001126866	X	CIBC, Inc.	43	$411,065,339	38.2
		Morgan Stanley Dean Witter Mortgage Capital Inc.	28	$218,445,716	20.3
		Midland Loan Services, Inc.	119	$446,576,218	41.5	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Total			190		100.0
PNCMAC 2001-C1 CIK: 0001137586	X	PNC Bank, National Association	83	$373,797,647	42.4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Morgan Stanley Dean Witter Mortgage Capital Inc.	20	$309,440,976	35.1
		LaSalle Bank National Association	28	$198,359,600	22.5
Total			131		100.0
CSFB 2001-CP4 CIK: 0001157290		PNC Bank, National Association	57	$341,730,409	29.0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	73	$836,650,313	71.0
Total			130		100.0
JPMCC 2001-C1 CIK: 0001162603		PNC Bank, National Association	42	$262,236,129	25.4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank	76	$546,211,564	53.0
		LaSalle Bank, NA	51	$222,842,496	21.6
Total			169		100.0
CSFB 2002-CKP1 CIK: 0001168579		PNC Bank, National Association	34	$257,153,744	25.9	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	90	$509,343,130	51.3
		Keybank NA	32	$226,374,725	22.8
Total			156		100.0
CSFB 2002-CP3 CIK: 0000802106		PNC Bank, National Association	23	$125,039,526	14.0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	83	$770,659,087	86.0
Total			106		100.0
CSFB 2002-CP5 CIK: 0001208368		PNC Bank, National Association	37	$247,967,617	21.0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial, Inc.	104	$937,346,043	79.0
Total			141		100.0
CSFB 2003-CPN1 CIK: 0001219389		PNC Bank, National Association	32	$283,298,588	28.1	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial, Inc.	66	$617,520,475	61.4
		NCB, FSB and affiliates	73	$105,469,598	10.5
Total			171		100.0
CSFB 2003-C3 CIK: 0001238729		PNC Bank, National Association	23	$198,009,983	11.5	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	111	$1,094,746,834	63.5
		NCB, FSB	89	$210,083,762	12.2
		KeyBank NA	25	$149,887,348	8.7
		Eurohypo AG, New York Branch	1	$71,925,229	4.2
Total			249		100.0
JPMCC 2003-PM1 CIK: 0001260907		PNC Bank, National Association	37	$292,384,595	25.3	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank	69	$460,891,696	39.9
		Merrill Lynch Mortgage Lending, Inc.	42	$403,037,726	34.9
Total			148		100.0
CSFB 2003-C5 CIK: 0001269964		PNC Bank, National Association	30	$1,261,269,491	21.1	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	121	$904,456,352	71.7
		KeyBank, N.A.	2	$91,189,784	7.2
Total			153		100.0
CSFB 2004-C1 CIK: 0001280544		PNC Bank, National Association	29	$249,684,086	15.4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	161	$1,123,578,388	69.3
		NCB, FSB	62	$162,132,523	10.0
		KeyBank N.A.	10	$85,930,238	5.3
Total			262		100.0
JPM 2004-PNC1 CIK: 0001293845		PNC Bank, National Association	37	$293,913,560	26.8	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank	50	$580,482,619	52.9
		Merrill Lynch Mortgage Lending, Inc.	13	$223,020,133	20.3
Total			100		100.0
COMM 2004-LNB3 CIK: 0001293242		PNC Bank, National Association	14	$92,512,267	6.9	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		German American Capital Corp.	26	$806,369,207	60.4
		LaSalle Bank, N.A.	54	$436,530,810	32.7
Total			94		100.0
CSFB 2004-C3 CIK: 0001299482		PNC Bank, National Association	22	$221,324,060	13.5	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	152	$1,418,113,424	86.5
Total			174		100.0
MLMT 2004-BPC1 CIK: 0001306753		PNC Bank, National Association	34	$282,882,760	22.8	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Merrill Lynch Mortgage Lending, Inc.	31	$438,622,029	35.3
		Bank of America, NA	21	$393,056,419	31.6
		IXIS Real Estate Capital Inc.	8	$128,083,453	10.3
Total			94		100.0
JPMCC 2004-C3 CIK: 0001310986		PNC Bank, National Association	26	$268,694,675	17.7	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Nomura Credit & Capital, Inc.	58	$633,182,900	41.7
		JP Morgan Chase Bank, NA	65	$615,532,889	40.6
Total			149		100.0
CCMT 2004-C2 CIK: 0001310955		PNC Bank, National Association	13	$118,334,011	11.5	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Citigroup Global Markets Realty Corp.	93	$912,156,067	88.5
Total			106		100.0
JPM 2005-LDP1 CIK: 0001318660		PNC Bank, National Association	26	$252,818,110	8.8	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank, NA	74	$864,617,813	30.0
		Nomura Credit & Capital Inc.	54	$804,974,588	28
		LaSalle Bank NA	52	$318,493,632	11.1
		Eurohypo AG, New York Branch	27	$637,658,615	22.2
Total			233		100.0
COMM 2005-LP5 CIK: 0001323395		PNC Bank, National Association	34	$332,441,795	19.5	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		German American Capital Corporation	41	$992,285,263	58.3
		LaSalle Bank NA	62	$377,293,764	22.2
Total			137		100.0
MLMT 2005-MCP1 CIK: 0001330240		PNC Bank, National Association	33	$301,233,846	17.3	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Merrill Lynch Mortgage Lending Inc.	49	$979,944,449	56.4
		Countrywide Commercial Real Estate Finance Inc.	29	$456,814,657	26.3
Total			101		100.0
CSFB 2005-C3 CIK: 0001330196		PNC Bank, National Association	25	$242,268,664	14.8	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc	114	$1,176,967,362	71.9
		NCB, FSB	58	$194,797,102	11.9
		National Consumer Cooperative Bank	1	$21,280,356	1.3
Total			198		100.0
COMM 2005-C6 CIK: 0001334926		PNC Bank, National Association	44	$356,660,523	15.7	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		German American Capital Corp	31	$962,588,155	42.4
		GMAC Commercial Mortgage Corp.	62	$953,254,210	42.0
Total			137		100.0
MLMT 2005-CIP1 CIK: 0001335233		PNC Bank, National Association	23	$190,519,256	9.3	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Merrill Lynch Mortgage Lending Inc.	50	$1,084,720,719	52.7
		Countrywide Commercial Real Estate Finance Inc.	40	400,518,631	19.5
		IXIS Real Estate Capital Inc.	22	$380,991,702	18.5
Total			135		100.0
JPM 2005-LDP4 CIK: 0001338782		PNC Bank, National Association	21	$344,307,089	12.9	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank, NA	44	$974,134,319	36.4
		Eurohypo AG, New York Branch	21	$394,700,633	14.7
		Lasalle Bank National Assn.	57	632,183,819	23.6
		KeyBank	16	$215,175,548	8.0
		Artesia	25	116,573,472	4.4
Total			184		100.0
CD 2005-CD1 CIK: 0001342544		PNC Bank, National Association	33	$230,108,553	5.9	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Citigroup Global Markets Realty Corp.	119	$1,772,763,498	45.7
		German American capital Corp.	58	$1,607,475,670	41.4
		Prudential Mortgage Capital Funding LLC	15	$267,897,007	6.9
Total			225		100.0
JPM 2005-LDP5 CIK: 0001345812		PNC Bank, National Association	36	$401,798,121	9.6	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank, NA	44	$1,305,851,164	31.1
		Eurohypo AG, New York Branch	26	$1,182,035,933	28.2
		Nomura Credit & Capital Inc.	61	$931,206,086	22.2
		IXIS Real Estate Capital Inc.	23	$321,919,449	7.7
		AIG Mortgage Capital LLC	5	$54,209,028	1.3
Total			195		100.0
CSFB 2005-C6 CIK: 0001345930		PNC Bank, National Association	21	$318,083,350	12.7	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc	187	$1,890,967,952	75.5
		KeyBank NA	19	$180,330,719	7.2
		Hypo Real Estate Capital Corp	2	$115,211,292	4.6
Total			229		100.0
CD 2005-CD2 CIK: 0001353622		PNC Bank, National Association	34	$409,280,705	13.4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		German American Capital Corp.	59	$1,340,202,555	43.8
		Citigroup Global Markets Realty Corp.	104	$1,309,862,511	42.8
Total			197		100.0
JPM 2006-LDP6 CIK: 0001354045		PNC Bank, National Association	20	$180,043,804	8.4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank NA	75	$984,360,268	46.0
		Eurohypo AG, new Yrok Branch	23	$375,722,152	17.5
		Nomura Credit & Capital Inc	12	$305,971,602	14.3
		IXIS Real Estate Capital Inc.	33	$295,978,474	13.8
Total			163		100.0
MLMT 2006-C1 CIK: 0001360571		PNC Bank, National Association	32	$277,360,766	11.1	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		LaSalle Bank NA	142	$1,222,087,754	49.1
		Merril Lynch Mortgage Lending Inc.	44	$845,890,832	34.0
		Artesia Mortgage Capital Corp	26	$144,499,343	5.8
Total			244		100.0
CS 2006-C3 CIK: 0001364986		PNC Bank, National Association	24	$276,571,913	14.3	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	133	$1,657,497,411	85.7
Total			157		100.0
CITI 2006-C4 CIK: 0001364601		PNC Bank, National Association	28	$329,091,992	14.5	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Citigroup Global Markets Realty Corp.	138	$1,834,444,046	81.0
		Barclays Capital Real Estate Inc.	1	$100,000,000	4.4
Total			167		100.0
MLCFC 2006-C3 CIK: 0001371096		PNC Bank, National Association	40	$337,410,257	13.9	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Merrill Lynch Mortgage Lending Inc.	58	$1,077,900,362	44.5
		Countrywide Commercial Real Estate finance Inc.	113	$1,009,711,413	41.6
Total			211		100.0
JPM 2006-LDP8 CIK: 0001374390		PNC Bank, National Association	24	$141,576,526	4.6	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank NA	64	$1,247,251,933	40.7
		IXIS Real Estate Capital Inc.	18	$621,935,345	20.3
		Eurohypo AG, New York Branch	25	$586,706,645	19.1
		Nomura Credit & Capital Inc.	23	$379,545,395	12.4
		AIG Mortgage Capital LLC	11	$89,011,927	2.9
Total			165		100.0
CITI 2006-C5 CIK: 0001378234		PNC Bank, National Association	31	$280,838,443	7.56	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		LaSalle Bank NA	129	$937,893,575	44.2
		Citigroup Global markets Realty Corp.	47	$905,040,675	42.6
Total			207		100.0
MLCFC 2006-C4 CIK: 0001379882		PNC Bank, National Association	22	$222,104,469	4.9	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Merrill Lynch Mortgage Lending Inc.	104	$2,393,751,335	52.9
		Countrywide Commercial Real Estate Finance, Inc.	151	$1,394,353,351	30.8
		IXIS Real Estate Capital Inc.	2	$512,500,000	11.3
Total			279		100.0
JPM 2006-LDP9 CIK: 0001382207		PNC Bank, National Association	39	$313,689,896	6.5	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank, NA	94	$1,855,854,231	32.8
		UBS Real Estate Securities Inc.	21	$1,034,330,405	21.3
		IXIS Real Estate Capital Inc.	54	$636,953,301	13.1
		Eurohypo AG, New York Branch	18	$593,417,631	12.2
		Nomura Credit & Capital Inc.	37	$298,724,882	6.2
		AIG Mortgage Capital LLC	10	$121,283,950	2.5
Total			273		100.0
CD 2007-CD4 CIK: 0001390801		PNC Bank, National Association	66	$152,108,390	43.4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		German American Capital Corp.	54	$2,115,270,058	32.1
		Citigroup Global Markets Realty Corp.	68	$1,741,407,241	26.4
		LaSalle Bank NA	161	$1,583,350,863	24
		Royal Bank of Canada	29	$338,918,899	5.1
Total			378		100.0
JPM 2007-LDP10 CIK: 0001392101		PNC Bank, National Association	33	$274,466,125	5.1	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank NA	63	$1,568,017,511	29.4
		UBS Real Estate Securities Inc.	50	$1,260,002,686	23.6
		Nomura Credit & Capital Inc.	61	$1,224,679,553	23.0
		Eurohypo AG, New York Branch	17	$925,251,311	17.4
		AIG Mortgage Capital LLC	3	$79,100,000	1.5
Total			227		100.0
MLCFC 2007-C7 CIK: 0001398853		PNC Bank, National Association	65	$497,240,384	17.9	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Countrywide Commercial Real Estate Finance, Inc.	147	$1,181,764,437	42.4
		Merrill Lynch Mortgage Lending, Inc.	61	$746,788,574	26.8
		Artesia Mortgage Capital Corp.	53	$359,709,282	12.9
Total			326		100.0
CITI 2007-C6 CIK: 0001403924		PNC Bank, National Association	52	$370,519,548	12.84	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		LaSalle Bank, NA	118	$1,911,069,414	40.2
		Citigroup Global Markets Holdings Inc.	119	$1,880,640,687	39.5
		Capmark Finance Inc.	29	$593,819,754	12.5
Total			318		100.0
CS 2007-C4 CIK: 0001408778		PNC Bank, National Association	23	$191,476,333	9.2	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	153	1,791,968,729	86.1
		NCB, FSB	35	97,819,431	4.7
Total			211		100.0
JPM 2008-C2 CIK: 0001432823		PNC Bank, National Association	27	$272,183,604	23.3
		JP Morgan Chase Bank NA	29	$622,438,813	56.8
		CIBC Inc.	23	$231,270,619	19.8
Total			79		100.0
MLMT 2008-C1 CIK: 0001432961		PNC Bank, National Association	21	$175,183,507	18.5	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Bank of America, NA	19	$242,927,712	25.6
		Dexia Real Estate Capital Markets	36	$220,881,621	23.3
		Merrill Lynch Mortgage Lending Inc.	6	$220,019,894	23.2
		General Electric Capital Corp.	8	$55,004,579	5.8
		Capmark Finance Inc.	2	$34,754,822	3.7
Total			92		100.0
Ginnie Mae(2)		(2)	(2)	(2)		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Total Commercial Mortgage
Asset Class Credit Card Receivables
National City Credit Card Master Note Trust CIK: 00001332961	X	PNC Bank, N.A.	958,267	$1,617,044,755	100.0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Total Credit Card Receivables			958,267	$1,617,044,755	100.0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0

(1)	The securitizer has attempted to gather the information for this issuing entity as required by this Form ABS-15G regarding demands for repurchase or replacement of pool assets for breaches of representations or warranties concerning those pool assets (“Reportable Information”) from trustees that is within their respective possession and which has not been previously provided to the securitizer. However, the securitizer cannot be certain that it has obtained all applicable Reportable Information because some of the trustees may be unable or unwilling to provide such requested Reportable Information without unreasonable burden or expense, or without imposing unreasonable burden or expense on the securitizer.
(2)	PNC Bank, National Association is an issuer of Ginnie Mae MBS. As such, the tabular disclosure is provided with respect to the specific Ginnie Mae MBS issuances for which there was repurchase activity during the period January 1, 2012 through March 31, 2012.
(3)	GNMA pools are listed in order of pool number.